Income Taxes - Effective Income Tax Rate Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Total net income (loss)	$ 3,469	$ 3,080
Income tax expense (benefit)	461	546
Total net income (loss) before income taxes	3,930	3,626
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Taxes at the combined Canadian federal and provincial statutory income tax rate	1,091	1,006
Higher (lower) effective rates on income subject to taxation in foreign jurisdictions	(222)	(218)
Tax-exempt investment (income) loss	(304)	(128)
Adjustments in respect of prior years, including resolution of tax disputes	(13)	(19)
Tax (benefit) cost of unrecognized tax losses and tax credits	(25)	18
Tax rate and other legislative changes	(51)	(152)
Other	(15)	39
Total income tax expense (benefit)	$ 461	$ 546
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Taxes at the combined Canadian federal and provincial statutory income tax rate	27.75%	27.80%
Higher (lower) effective rates on income subject to taxation in foreign jurisdictions	(5.70%)	(6.00%)
Tax-exempt investment (income) loss	(7.70%)	(3.50%)
Adjustments in respect of prior years, including resolution of tax disputes	(0.30%)	(0.50%)
Tax (benefit) cost of unrecognized tax losses and tax credits	(0.70%)	0.50%
Tax rate and other legislative changes	(1.30%)	(4.20%)
Other	(0.40%)	0.90%
Effective income tax rate	11.70%	15.00%